Janus Henderson Contrarian Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Contrarian Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 662
Expense Example, No Redemption, 3 Years	845
Expense Example, No Redemption, 5 Years	1,045
Expense Example, No Redemption, 10 Years	1,619
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	1,738
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	113
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	664
Expense Example, No Redemption, 10 Years	1,478
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	351
Expense Example, No Redemption, 10 Years	786
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	442
Expense Example, No Redemption, 5 Years	767
Expense Example, No Redemption, 10 Years	1,687
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	$ 954